Lord Abbett U.S. Government & Government

Sponsored Enterprises Money Market Fund, Inc.

90 Hudson Street

Jersey City, New Jersey 07302-3973

November 5, 2012

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549-4720

Re:       Lord Abbett U.S. Government & Government Sponsored

Enterprises Money Market Fund, Inc.

1933 Act File No. 002-64536

1940 Act File No. 811-02924

Ladies/Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, please be advised that there are no changes to the prospectus and statement of additional information contained in Post-Effective Amendment No. 43 to the above-referenced Registrant’s Statement on Form N-1A filed pursuant to Rule 485(b) with the Securities and Exchange Commission on October 25, 2012.

Please contact the undersigned at (201) 827-2577 if you have any questions or comments.

Sincerely,

/s/ Judy Krebs
Judy Krebs
Paralegal Lord, Abbett & Co. LLC